Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Fiscal Year(1,2)	Summary Compensation Table Total for PEO (Rendle)	Compensation Actually Paid(3) to PEO (Rendle)	Summary Compensation Table Total for PEO (Dorer)	Compensation Actually Paid(3) to PEO (Dorer)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid(3) to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income ($M)	Economic Profit(6) ($M)
							Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2025	13,333,032	10,448,800	—	—	5,213,747	4,256,244	63.41	137.19	824	756
2024	12,685,308	6,227,375	—	—	4,019,223	2,218,829	69.76	140.30	292	573
2023	11,649,650	19,409,637	—	—	4,049,242	5,532,135	78.61	125.81	161	397
2022	8,534,808	7,087,568	—	—	3,199,457	2,503,719	67.49	118.44	471	282
2021	7,899,309	4,551,818	3,366,210	-1,467,203	3,354,685	1,964,538	83.75	112.34	719	672

(1)	Ms. Rendle was PEO for the entirety of fiscal years 2025, 2024, 2023, and 2022. Ms. Rendle succeeded Mr. Benno Dorer as PEO on September 14, 2020; each was a PEO for part of FY21.

(2)	Non-PEO NEOs were Messrs. Bellet, Reynolds, Hyder, and Jacobsen and Ms. Barton for FY25; Messrs. Jacobsen and Reynolds and Mses. Kirsten Marriner and Angela Hilt for FY24; Messrs. Jacobsen and Reynolds and Mses. Marriner and Stacey Grier for FY23; Messrs. Jacobsen and Reynolds and Mses. Marriner and Rebecca Dunphey for FY22; and Messrs. Jacobsen, Reynolds, and Tony Matta and Ms. Marriner for FY21.

(3)	See following table for additional details about the calculation of the CAP value.

(4)	Total Shareholder Return (TSR) assumes an initial $100 investment in Clorox stock beginning on June 30, 2020. TSR is cumulative, with the value determined at the end of each applicable fiscal year, calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.

(5)	The peer group represents a composite index composed of the Standard & Poor’s Household Products Index and the Standard & Poor’s Housewares & Specialties Index, which is used by Clorox for purposes of compliance with Item 201(e) of Regulation S-K. Peer group TSR is calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.

(6)	The SEC requires disclosure of a company-selected measure, representing the most important financial measure linking CAP for the current fiscal year to company performance. The company-selected measure for FY25 is Economic Profit, a non-GAAP financial measure. Refer to Appendix B for a reconciliation to the most directly comparable GAAP financial measure.

Company Selected Measure Name		Economic Profit
Named Executive Officers, Footnote		Ms. Rendle was PEO for the entirety of fiscal years 2025, 2024, 2023, and 2022. Ms. Rendle succeeded Mr. Benno Dorer as PEO on September 14, 2020; each was a PEO for part of FY21. Non-PEO NEOs were Messrs. Bellet, Reynolds, Hyder, and Jacobsen and Ms. Barton for FY25; Messrs. Jacobsen and Reynolds and Mses. Kirsten Marriner and Angela Hilt for FY24; Messrs. Jacobsen and Reynolds and Mses. Marriner and Stacey Grier for FY23; Messrs. Jacobsen and Reynolds and Mses. Marriner and Rebecca Dunphey for FY22; and Messrs. Jacobsen, Reynolds, and Tony Matta and Ms. Marriner for FY21.
Peer Group Issuers, Footnote [Text Block]		The peer group represents a composite index composed of the Standard & Poor’s Household Products Index and the Standard & Poor’s Housewares & Specialties Index, which is used by Clorox for purposes of compliance with Item 201(e) of Regulation S-K. Peer group TSR is calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.
Adjustment To PEO Compensation, Footnote

The following table provides additional information on how CAP for the current reporting year was determined, starting with Summary Compensation Table (SCT) total compensation and applying each of the required adjustments in accordance with PVP rules.

	PEO	Average of Non-PEO NEOs
SCT Total Compensation	13,333,032	5,213,747
Subtract change in pension value and NQDC earnings reported in SCT	—	-1,303
Add value of pension benefits per CAP definition(1)	—	—
Subtract value of stock and option awards granted during the fiscal year reported in SCT	-9,754,753	-3,679,347
Add value of stock and option awards granted during the fiscal year per CAP definition(2)	6,813,164	2,682,238
Add/subtract change in fair value of unvested stock and option awards(3,4)	-2,135,214	-367,229
Add/subtract change in fair value of stock and option awards vested during the fiscal year(4,5)	1,422,832	236,075
Subtract fair value of stock and option awards forfeited during the fiscal year(6)	—	—
Add value of dividends accrued on stock awards during the fiscal year(7)	769,739	172,063
CAP	10,448,800	4,256,244

(1)	CAP definition of pension benefits is equal to service cost during the fiscal year. During FY25, service cost was zero.

(2)	Fair value on the last day of the current fiscal year, for stock awards granted during the current fiscal year and remaining unvested as of the last day of the fiscal year.

(3)	Change in fair value between the last day of the immediately prior fiscal year and the last day of the current fiscal year, for unvested stock and option awards granted in prior fiscal years.

(4)	The change in fair values for unvested stock and option awards were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. The fair values of RSUs were determined based on the closing price of Clorox common stock on the measurement dates. Prior to the final measurement date, the fair values of unvested PSUs were determined based on the probable outcome of performance-based vesting conditions and the closing price of Clorox common stock on each measurement date. On the final measurement date, the fair value of PSUs was determined based on the approved payout factor and the closing price of Clorox common stock on that date. The fair values of stock options were determined using a Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) as of each measurement date.

(5)	Change in fair value between the last day of the immediately prior fiscal year and the vesting date, for stock and option awards granted in prior fiscal years and vested during the current fiscal year.

(6)	Fair value on the last day of the prior fiscal year, for stock and option awards failing to meet vesting conditions in the current fiscal year.

(7)	These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock awards during the current fiscal year (prior to the vesting date for awards vested during the fiscal year), not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the fiscal year.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 5,213,747	$ 4,019,223	$ 4,049,242	$ 3,199,457	$ 3,354,685
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 4,256,244	2,218,829	5,532,135	2,503,719	1,964,538
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and TSR

The charts below reflect the relationship between the PEO and Average NEO CAP, Clorox TSR, and TSR for our peer group. We do not use TSR as a metric in our incentive plans. However, our PSU metric—growth in EP during a three-year performance period—is a key driver of changes in shareholder value and a principal determinant of TSR.

Compensation Actually Paid vs. Net Income

Relationship Between CAP and Net Income (GAAP)

The charts below reflect the relationship between the PEO and Average NEO CAP and Clorox’s GAAP net income. We do not use net income as a metric in our incentive plans.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP and Economic Profit (our Company-Selected Measure)

The charts below reflect the relationship between the PEO and Average NEO CAP and EP. We consider EP to be the most important financial measure linking pay to performance because awards under our LTI program are the largest component of NEO compensation, PSUs make up 60% of LTI awards, and EP is the underlying basis of our PSU measure (growth in EP). EP is a measure we commonly evaluate and communicate as a key indication of our business performance and is substantially correlated with our stock price performance, and therefore to CAP. Unlike our multi-year PSU measure, EP is a single-year measure, meeting the SEC’s rules for the PVP table.

Tabular List, Table
Measure	Where Used
Economic Profit measures our ability to generate value through business operations.	Long-Term Incentive Plan (indirect)
Growth in Economic Profit measures our ability to generate value over time.	Long-Term Incentive Plan (direct)
Net Customer Sales measures our ability to generate revenue from core operations.	Annual Incentive Plan
Net Earnings Attributable to Clorox measures our ability to generate sustainable profits from our operations, distribute dividends, reinvest in the business, and pursue growth opportunities.	Annual Incentive Plan
Gross Margin measures our operational efficiency and our ability to manage production cost.	Annual Incentive Plan

Total Shareholder Return Amount	[1],[2],[4]	$ 63.41	69.76	78.61	67.49	83.75
Peer Group Total Shareholder Return Amount	[1],[2],[5]	137.19	140.30	125.81	118.44	112.34
Net Income (Loss) Attributable to Parent	[1],[2]	$ 824,000,000	$ 292,000,000	$ 161,000,000	$ 471,000,000	$ 719,000,000
Company Selected Measure Amount	[1],[2],[6]	756,000,000	573,000,000	397,000,000	282,000,000	672,000,000
PEO Name		Ms. Rendle
Non-PEO NEO [Member] | Change in pension value and NQDC earnings reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,303)
Non-PEO NEO [Member] | Value of pension benefits per CAP definition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
Non-PEO NEO [Member] | Value of stock and option awards granted during the fiscal year reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,679,347)
Non-PEO NEO [Member] | Value of stock and option awards granted during the fiscal year per CAP definition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	2,682,238
Non-PEO NEO [Member] | Change in fair value of unvested stock and option awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9],[10]	(367,229)
Non-PEO NEO [Member] | Change in fair value of stock and option awards vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10],[11]	236,075
Non-PEO NEO [Member] | Fair value of stock and option awards forfeited during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]
Non-PEO NEO [Member] | Value of dividends accrued on stock awards during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	$ 172,063
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name		Economic Profit
Non-GAAP Measure Description [Text Block]		The SEC requires disclosure of a company-selected measure, representing the most important financial measure linking CAP for the current fiscal year to company performance. The company-selected measure for FY25 is Economic Profit, a non-GAAP financial measure. Refer to Appendix B for a reconciliation to the most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Name		Growth in Economic Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Name		Net Customer Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Name		Net Earnings Attributable to Clorox
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Name		Gross Margin
Ms. Rendle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]	$ 13,333,032	$ 12,685,308	$ 11,649,650	$ 8,534,808	$ 7,899,309
PEO Actually Paid Compensation Amount	[1],[2],[3]	10,448,800	6,227,375	19,409,637	7,087,568	4,551,818
Ms. Rendle [Member] | PEO [Member] | Change in pension value and NQDC earnings reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Ms. Rendle [Member] | PEO [Member] | Value of pension benefits per CAP definition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
Ms. Rendle [Member] | PEO [Member] | Value of stock and option awards granted during the fiscal year reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,754,753)
Ms. Rendle [Member] | PEO [Member] | Value of stock and option awards granted during the fiscal year per CAP definition
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	6,813,164
Ms. Rendle [Member] | PEO [Member] | Change in fair value of unvested stock and option awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9],[10]	(2,135,214)
Ms. Rendle [Member] | PEO [Member] | Change in fair value of stock and option awards vested during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10],[11]	1,422,832
Ms. Rendle [Member] | PEO [Member] | Fair value of stock and option awards forfeited during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]
Ms. Rendle [Member] | PEO [Member] | Value of dividends accrued on stock awards during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	769,739
Mr. Benno Dorer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]					3,366,210
PEO Actually Paid Compensation Amount	[1],[2],[3]					$ (1,467,203)

[1]	Ms. Rendle was PEO for the entirety of fiscal years 2025, 2024, 2023, and 2022. Ms. Rendle succeeded Mr. Benno Dorer as PEO on September 14, 2020; each was a PEO for part of FY21.
[2]	Non-PEO NEOs were Messrs. Bellet, Reynolds, Hyder, and Jacobsen and Ms. Barton for FY25; Messrs. Jacobsen and Reynolds and Mses. Kirsten Marriner and Angela Hilt for FY24; Messrs. Jacobsen and Reynolds and Mses. Marriner and Stacey Grier for FY23; Messrs. Jacobsen and Reynolds and Mses. Marriner and Rebecca Dunphey for FY22; and Messrs. Jacobsen, Reynolds, and Tony Matta and Ms. Marriner for FY21.
[3]	See following table for additional details about the calculation of the CAP value.
[4]	Total Shareholder Return (TSR) assumes an initial $100 investment in Clorox stock beginning on June 30, 2020. TSR is cumulative, with the value determined at the end of each applicable fiscal year, calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.
[5]	The peer group represents a composite index composed of the Standard & Poor’s Household Products Index and the Standard & Poor’s Housewares & Specialties Index, which is used by Clorox for purposes of compliance with Item 201(e) of Regulation S-K. Peer group TSR is calculated in accordance with Item 201(e) of Regulation S-K, as modified by the PVP rules.
[6]	The SEC requires disclosure of a company-selected measure, representing the most important financial measure linking CAP for the current fiscal year to company performance. The company-selected measure for FY25 is Economic Profit, a non-GAAP financial measure. Refer to Appendix B for a reconciliation to the most directly comparable GAAP financial measure.
[7]	CAP definition of pension benefits is equal to service cost during the fiscal year. During FY25, service cost was zero.
[8]	Fair value on the last day of the current fiscal year, for stock awards granted during the current fiscal year and remaining unvested as of the last day of the fiscal year.
[9]	Change in fair value between the last day of the immediately prior fiscal year and the last day of the current fiscal year, for unvested stock and option awards granted in prior fiscal years.
[10]	The change in fair values for unvested stock and option awards were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. The fair values of RSUs were determined based on the closing price of Clorox common stock on the measurement dates. Prior to the final measurement date, the fair values of unvested PSUs were determined based on the probable outcome of performance-based vesting conditions and the closing price of Clorox common stock on each measurement date. On the final measurement date, the fair value of PSUs was determined based on the approved payout factor and the closing price of Clorox common stock on that date. The fair values of stock options were determined using a Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) as of each measurement date.
[11]	Change in fair value between the last day of the immediately prior fiscal year and the vesting date, for stock and option awards granted in prior fiscal years and vested during the current fiscal year.
[12]	Fair value on the last day of the prior fiscal year, for stock and option awards failing to meet vesting conditions in the current fiscal year.
[13]	These amounts represent the dollar value of any dividends or other earnings accrued or paid on stock awards during the current fiscal year (prior to the vesting date for awards vested during the fiscal year), not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the fiscal year.